Contract Liabilities - Schedule of Receipts in Advance from Customers (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Deferred revenue
Total contract liabilities	¥ 24,901	¥ 16,485	¥ 15,438
Current	24,314	16,049	14,341
Non-current	587	436	1,097
Subscriptions and Licensing
Deferred revenue
Total contract liabilities	13,827	13,294	15,296
Smart Music Education
Deferred revenue
Total contract liabilities	¥ 11,074	¥ 3,191	¥ 142